EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
11.	EARNINGS (LOSS) PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

All figures in USD except number of shares and earnings (loss) per common share	2021	2020	2019
Numerator:
Net Income (Loss)	(171,328)	50,033	(10,352)
Denominator:
Basic - Weighted Average Common Shares Outstanding	162,549,611	149,292,586	142,571,361
Dilutive – Weighted Average Common Shares Outstanding	162,549,611	149,292,586	142,571,361
Earnings (Loss) per Common Share:
Basic	(1.05)	0.34	(0.07)
Diluted	(1.05)	0.34	(0.07)

Potentially dilutive equity instruments include unexercised stock options described in note 7 and additional dilution could result from the use of the ATM offering as further described in note 12.